Stock-Based Compensation - Schedule of Fair Value of Stock Awards Granted Including Weighted Average Grant Date Fair Value (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Performance share units (PSUs)
Stock-Based Compensation
Granted (in shares)	1,564,083	1,723,730	1,788,050
Granted (in dollars per share)	$ 28.93	$ 17.74	$ 21.08
Restricted Stock Units (RSUs)
Stock-Based Compensation
Granted (in shares)	68,142	117,745	117,551
Granted (in dollars per share)	$ 30.23	$ 21.12	$ 19.14